Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Liability

As of March 31, 2026 and 2025, lease liabilities consists of the following:

	March 31,
	2026	2025
Lease liabilities – current portion	$158,018	$160,708
Lease liabilities – non-current portion	261,962	—
Total	$419,980	$160,708

Other lease information is as follows:

	March 31,
	2026	2025
Weighted-average remaining lease term – operating leases	2.7 years	1.0 year
Weighted-average discount rate – operating leases	5.27%	5.88%

Schedule of Future Minimum Payments Under Operating Leases

The following is a schedule of future minimum payments under operating leases as of March 31, 2026:

Within 12 months	$176,348
More than 12 months and within 24 months	148,143
More than 24 months and within 36 months	127,381
Total lease payments	451,872
Less: imputed interest	(31,892)
Total operating lease liabilities, net of interest	$419,980